INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
2024 (9 months remaining)	$ 106,640	$ 142,187
2025	142,187	142,187
2026	142,187	142,187
2027	142,187	142,187
2028	142,187	142,187
Thereafter	1,315,232	1,315,232
Total	$ 1,990,620	$ 2,026,167	$ 2,168,355